                        CLASSIC HARTFORD LEADERS OUTLOOK
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

 SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED SEPTEMBER 19, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


        RATINGS AGENCY      EFFECTIVE DATE     RATING       BASIS OF RATING
                              OF RATING
--------------------------------------------------------------------------------
            Fitch             9/19/02          AA       Claims paying ability




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4045
333-40414